ANNUAL REPORT

October 31, 1997


INVESCO
INTERNATIONAL
FUNDS, INC.

European

International Growth

Pacific Basin

No-load mutual funds
seeking opportunities
overseas.



INVESCO FUNDS

Market Overview                                                   November 1997
    Global stock markets raced to record highs this year. Improving economic fundamentals along with decreasing interest rates and benign inflation provided a near-perfect investment environment for many of the world's financial markets. However, an appreciating U.S. dollar mitigated some of the returns for U.S. investors. The lone exception to the interantional party was the Asia/Pacific Rim region, where currency problems recently created panic in the financial markets.
    Europe: Much like U.S. companies of the 1980s, European firms are presently in a period of transition. Through corporate restructuring, downsizing, and improved worker productivity, companies are becoming more efficient and profitable. An added bonus to European financial markets is that many state-owned industries -- which enjoyed preferential treatment and were often poorly run -- are in the process of privatizing. This should increase competition within certain industries, improve the profitability of selected companies, and have a positive affect on the financial markets.
    Not only are more efficient companies helping European financial markets, but the constraints of the Maastricht Treaty continue to produce lower interest rates and much-needed fiscal and monetary discipline for European governments. These factors have produced an ideal investment environment, and all major European markets have posted positive returns (as measured in U.S. dollars) this year. However, one lingering problem for some European economies is persistent unemployment, with some countries experiencing double-digit unemployment rates.
    Latin America: Sometimes short-term losses can be healthy for financial markets -- this was especially true for Latin American markets a few years ago. In 1994, the Mexican currency crisis had a devastating effect. However, this turned out to be a blessing in disguise, as the crisis forced many Latin American governments to address structural problems in their economies. Over the last three years, many governments have reduced frivolous government spending, restructured foreign debt, toughened banking standards, and opened up their economies to foreign trade. These actions continue to improve the economic fundamentals across the region, and most financial markets posted strong returns in 1997.
    In fact, for much of the year, the strongest returns in the world were produced in markets like Brazil and Mexico. However, the Asian currency crisis has had a negative effect on most emerging and developing markets, and reined in some of the gains produced earlier this year.
    Asia/Pacific Rim: 1997 proved to be a disastrous year for investors in the Asia/Pacific Rim region. Early this year in Japan, a continuing recession and an ill-timed increase in the consumption tax caused the Nikkei (an unmanaged index of common stocks indicative of the broad Japanese equity market) to experience a steep decline.
    Then, on July 2, Thailand's government abandoned a fixed-exchange rate currency policy, which was expensive to maintain, and chose instead to "free float" the baht. Many ASEAN (Association of South East Asian Nations) countries also decided to abandon their own "managed float" currency systems. This triggered a steep sell-off in currencies like the Indonesian rupiah, Malaysian ringgit, Philippino peso; to a lesser extent, the New Taiwan dollar, Singaporean dollar, and Korean won also depreciated.
    Asian financial markets reacted to the currency turmoil instantly, with many financial markets losing 20% to 40% of their value in less than a month. Panic selling dominated stock trading as investors were concerned about higher interest rates and the potential impact on slowing economies, an overvalued property sector, and corporate earnings. The Hong Kong market, historically considered the relative safe haven for Asian investors, suffered the inevitable "knock-on effect" -- the Hang Seng Index lost over 25% in less than two weeks. (The Hang Seng is an unmanaged index indicative of common stock performance in Hong Kong.) Investors may experience continued short-term volatility as this situation gradually resolves.

INVESCO International Funds, Inc.
    Each of the funds is managed by a team of investment professionals specializing in various countries. A senior investment policy group determines the country-by-country allocation of the funds' assets, overall stock selection methodology, and risk control policies.
    The line graphs on the following pages illustrate the value of a $10,000 investment in each of the INVESCO International Funds, plus reinvested dividends and capital gain distributions, for the 10-year period ended 10/31/97. The charts and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance.(1,2)

                                European Fund
                         Average Annualized Total Return
                                as of 10/31/97 (2)

                         1 Year                   18.07%
                         -------------------------------
                         5 Years                  16.07%
                         -------------------------------
                         10 Years                 11.41%
                         -------------------------------
European Fund
INVESCO European Fund received the prestigious five-star rating for risk-adjusted performance by Morningstar for the three-year period ended 10/31/97. For the five-year and 10-year periods, the fund received four stars. As of 10/31/97, European Fund received 5 stars among 637 funds in the international equity fund category for the three-year period, 4 stars among 261 for the five-year, and 4 stars among 92 for the 10-year.(3)
    For the one-year period ended 10/31/97, INVESCO European Fund had a total return of 18.07%, compared to 23.68% for the Morgan Stanley Capital Index-AC Europe. (The MSCI-AC Europe is an unmanaged, weighted index of European stock markets. Because this index does not extend back a full 10 years, the line graph compares the fund to the geographically broader MSCI-Europe/Australia/Far East. Of course, past performance is not a guarantee of future results.)(1,2)

Graph:
     This line graph represents a comparison of a $10,000 investment in INVESCO European Fund to the value of a $10,000 investment in the Morgan Stanley Capital Index-Europe/Australia/Far East, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 10/31/97.

    Last year was a good year for European financial markets. The fund's best returns were produced by those markets with a high degree of correlation to the strong U.S. dollar and economy -- namely Switzerland, Germany, and Holland. Many of the stocks in these markets are "international companies" which benefited from expanding economies worldwide. Declining interest rates across many European countries also produced an equity culture in which growth firms thrived, which enhanced the fund's returns.
    Stock selection continues to drive portfolio construction and performance. Two stocks that produced strong returns for the fund over the last year were SAP AG Non-Voting Pfd and Tomra Systems A/S A. SAP AG is a German company and the world leader in ERP (Enterprise Resource Planning) client service software. Its shares have more than doubled in U.S. dollars as it increased its sales and geographical growth, producing exceptionally strong growth rates. Tomra Systems A/S A is a company based in Norway which is the world's dominant supplier of reverse vending machines, with over 95% of the market share in the U.S and Europe.
    Looking forward, the macro-economic environment in Europe continues to support non-inflationary growth, and we remain positive on Europe's long-term fundamentals. We are presently intrigued by the possibilities in Italy, France, and the United Kingdom. As we get closer to the European convergence, we expect Italian short- and long-term interest rates to decline, which may support gains for the stock market. Within France and the United Kingdom, we continue to find reasonably valued securities with strong growth potential.

International Growth Fund
     For the one-year period ended 10/31/97, INVESCO International Growth Fund had a total return of 2.65%. The Morgan Stanley Capital Index-Europe/Australia/Far East had a total return of 4.92% for the same period. (The MSCI-EAFE is a weighted index of international stock market performance. Of course, past performance is not a guarantee of future results.)(1,2)
    Over the last 12 months, the fund has favored emerging markets in Europe and Latin America as well as developed markets in continental Europe. Many of the nascent markets produced superior results as their economies continue to expand and benefit from increased international trade. During this time period, some of the strongest returns were produced in Brazil, where President Cardoso's economic and political reforms benefited the economy. In particular, Telecomunicacoes Brasileira SA Sponsored ADR Representing Pfd -- a holding company for the Brazilian telecommunications sector -- experienced a significant appreciation in share price as next year's privatization plan for the industry comes closer to reality.


                            International Growth Fund
                         Average Annualized Total Return
                                as of 10/31/97 (2)

                         1 Year                    2.65%
                         -------------------------------
                         5 Years                   9.70%
                         -------------------------------
                         10 Years                  5.38%
                         -------------------------------

Graph:
     This line graph represents a comparison of a $10,000 investment in INVESCO International Growth Fund to the value of a $10,000 investment in the Morgan Stanley Capital Index-Europe/Australia/Far East, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 10/31/97.

    In continental Europe, strong returns were produced in Holland and Switzerland. Fiscal constraints produced by the Maastricht Treaty have led to declining interest rates and an improved "equity culture" in many European countries. A strong U.S. dollar also stimulated demand for cheaper European products. One stock that benefited from this climate was the German software company SAP AG Non-Voting Pfd; we believe that SAP AG is one of the most attractive growth companies in all of Europe.
    On the other hand, disappointments for the fund were produced by our exposure to Asia/Pacific Rim financial markets. These financial markets were devastated when slowing economic growth and the currency crisis produced negative investor sentiment for the region as whole.
    Looking forward, the economic outlook for the world remains favorable, but regional imbalances may increase volatility in financial markets in the coming months. Within this environment we continue to favor continental Europe and Latin America -- especially Brazil and Mexico.


                               Pacific Basin Fund
                         Average Annualized Total Return
                                as of 10/31/97 (2)

                         1 Year                  -26.65%
                         -------------------------------
                         5 Years                   2.06%
                         -------------------------------
                         10 Years                  2.80%
                         -------------------------------

Pacific Basin Fund
    For the one-year period ended 10/31/97, INVESCO Pacific Basin Fund had a total return of -26.65%, compared to a total return of -19.53% for the Morgan Stanley Capital Index-Pacific. (The MSCI-Pacific is an unmanaged, weighted index of Far Eastern stock markets. Of course, past performance is not a guarantee of future results.)(1,2)

    To say that it was a disappointing year for investors in the Asia/Pacific Rim region would be an understatement. Negative results were produced throughout the region, as markets experienced pullbacks and corrections across the board. The high degree of interdependent trade among Asia/Pacific Rim economies fueled the decline in financial markets. As one country experienced a slowdown in its economic growth rate, it had a direct impact on the growth rates of its surrounding trade partners -- thus producing a domino effect for the region when the currency crisis occurred in the fall.

Graph:
     This line graph represents a comparison of a $10,000 investment in INVESCO Pacific Basin Fund to the value of a $10,000 investment in the Morgan Stanley Capital Index-Europe/Australia/Far East, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 10/31/97.

     However, as dismal as the returns for the financial markets were over the last 12 months, positive structural changes have occurred. First, the reversion of Hong Kong to Chinese control earlier this year should be mutually beneficial for both the Chinese and Hong Kong economies over the long run. Second, the currency crisis -- although producing short-term pain for investors -- caused many Asia/Pacific Rim countries to regain export competitiveness and strengthen their banking sectors. This should prove positive for each country's long-term economic health.

    In this difficult environment, strong returns were still produced by stocks like HSBC Holdings PLC and Ka Wah Bank Ltd. HSBC Holdings PLC is a banking giant in Hong Kong which improved shareholder value by streamlining its operations and growing its earnings. Ka Wah Bank Ltd is a fundamentally sound bank with limited exposure to the Hong Kong property market, and has ample room for growth in the future.
    Looking forward, the stock declines experienced by most Asia/Pacific Rim financial markets this year were probably somewhat overdone. However, short-term volatility will most likely continue as the shake-out of the currency crisis will take a while to work through most economies and financial markets. For investors with fortitude, it may be an excellent time to be a contrarian, as these markets have suffered severe financial pain recently and appear out-of-favor with investors. Although short-term volatility may continue, the long-term fundamentals of the region remain bright for the patient investor.

(1)The MSCI-EAFE, MSCI-AC Europe, and MSCI-Pacific are unmanaged indexes of common stocks considered to be representative of the overall international, European, and Pacific Basin securities markets, respectively.

(2)Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

(3)Morningstar proprietary rankings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated for the fund's three-, five-, and 10-year average annual returns (based on available track records) in excess of 90 day Treasury bill returns. The top 10% of funds in an investment category receive 5 stars; the next 22.5%, 4 stars.

INVESCO International Funds, Inc.
Ten Largest Common Stock Holdings
October 31, 1997

Description                                                     Value
--------------------------------------------------------------------------------
EUROPEAN Fund
Novartis AG Registered Shrs                               $10,208,032
Tomra Systems A/S A                                         9,292,301
Accor SA                                                    7,463,527
Baan Co NV                                                  7,012,500
Istituto Bancario San Paolo
   di Torino                                                6,463,604
Glaxo Wellcome PLC                                          6,429,649
Sage Group PLC                                              6,339,090
William Demant Holding A/S                                  6,016,403
Bank of Ireland                                             5,697,635
Nokia OYJ Series A Shrs                                     5,685,764

INTERNATIONAL GROWTH Fund
Alcatel Alsthom                                            $1,862,129
Elf Aquitaine SA                                            1,600,176
Telecom Italia Mobile SpA                                   1,542,870
Telefonaktiebolaget Ericsson (L M)
   Series B Shrs                                            1,499,160
Novartis AG Registered Shrs                                 1,429,125
Lloyds TSB Group PLC                                        1,374,308
Philips Electronics NV                                      1,323,646
Adidas AG                                                   1,246,630
Roche Holdings AG Ltd Genusscheine
   NonVoting Shrs                                           1,233,672
Banco Bilbao Vizcaya S/A Registered Shrs                    1,233,604

PACIFIC BASIN Fund
Australia & New Zealand
   Banking Group Ltd                                       $1,957,850
National Australia Bank Ltd                                 1,919,364
CITIC Pacific Ltd                                           1,818,998
Hutchison Whampoa Ltd                                       1,799,592
Brambles Industries Ltd                                     1,734,406
HSBC Holdings PLC                                           1,714,244
Cheung Kong Holdings Ltd                                    1,390,771
Sun Hung Kai Properties Ltd                                 1,253,634
Development Bank of Singapore Ltd                           1,214,876
Hong Kong Telecommunications Ltd                            1,148,841

Composition of holdings is subject to change.

INVESCO International Funds, Inc.
Statement of Investment Securities
October 31, 1997

                                                                  Shares or
                                                 Industry         Principal
Description                                          Code            Amount             Value
---------------------------------------------------------------------------------------------

EUROPEAN Fund
COMMON STOCKS, RIGHTS &
   WARRANTS 92.87%
AUSTRALIA 0.23%
Cortecs International Ltd
   London Shrs*                                        HD           231,554           691,206
                                                                                  -----------
AUSTRIA 0.99%
Scala Business Solutions NV
   Registered Shrs*                                    SV            48,000           372,461
   Warrants (Exp 1999)*                                SV            24,000            45,567
   Warrants (Exp 2001)*                                SV            24,000            39,623
Wolford AG Bearer Shrs                                 TA            34,130         2,479,310
                                                                                  -----------
                                                                                    2,936,961
                                                                                  -----------
DENMARK 4.00%s
Den Danske Bank                                        BK            27,000         3,049,967
Falck A/S                                              AF            60,000         2,778,859
William Demant Holding A/S                             HC           128,800         6,016,403
                                                                                  -----------
                                                                                   11,845,229
                                                                                  -----------
FINLAND 4.26%
KCI Konecranes International
   PLC                                                 MY            90,000         3,396,364
Nokia OYJ Series A Shrs                                CM            65,000         5,685,764
Raisio Group PLC                                       FD            32,500         3,522,155
                                                                                  -----------
                                                                                   12,604,283
                                                                                  -----------
FRANCE 13.80%
Accor SA                                               LH            40,000         7,463,527
Alcatel Alsthom                                        CM            35,000         4,232,111
Altran Technologies SA                                 EC            10,840         2,900,213
Banque Nationale de Paris                              BK           100,000         4,430,166
CIPE-France SA                                         SV             3,805            95,522
Credit Commercial de France                            BK            55,000         3,122,659
Dassault Systemes SA                                   CO           142,100         4,270,906


France Telecom SA*                                     TN            11,263           427,157
L'Oreal SA                                             PL            10,000         3,551,082
PSA Peugeot Citroen                                    AM            14,000         1,588,258
Penauille Polyservices                                 SV             4,248           858,310
Rhone-Poulenc Series A Shrs                            PL            80,000         3,495,488
TOTAL SA Series B Shrs                                 OG            40,000         4,447,539
                                                                                  -----------
                                                                                   40,882,938
                                                                                  -----------
GERMANY 5.73%
Adidas AG                                              FT            23,000         3,334,011
BZW/Deutsche Bank
   Call Warrants (Exp 1999)*                           BK            50,000           647,804
Bayerische Vereinsbank AG                              BK            65,000         3,776,435
Commerzbank AG Warrants (Exp 1998)*                    FN           199,428         1,210,796
Deutsche Bank AG                                       BK            50,000         3,276,784
Eurobike AG                                            RT            75,000         1,677,609
Hoechst AG                                             CH            80,000         3,049,035
                                                                                  -----------
                                                                                   16,972,474
                                                                                  -----------
IRELAND 1.92%
Bank of Ireland                                        BK           450,000         5,697,635
                                                                                  -----------
ITALY 7.28%
Bulgari SpA                                            CJ           700,000         3,812,480
Ente Nazionale Idrocarburi SpA
   Registered Shrs                                     OG         1,000,000         5,635,840
Istituto Bancario San Paolo
   di Torino                                           BK           850,000         6,463,604
Telecom Italia SpA                                     TL           225,000         1,413,252
Telecom Italia SpA Savings Shrs*                       TL         1,050,000         4,251,744
                                                                                  -----------
                                                                                   21,576,920
                                                                                  -----------
NETHERLANDS 5.91%
Akzo Nobel NV                                          HD            20,000         3,525,532
Baan Co NV*                                            CO           100,000         7,012,500
ING Groep NV                                           IN            72,500         3,044,649
Philips Electronics NV                                 EL            50,000         3,916,113
                                                                                  -----------
                                                                                   17,498,794
                                                                                  -----------
NORWAY 3.14%
Tomra Systems A/S A                                    MY           361,398         9,292,301
                                                                                  -----------
PORTUGAL 1.22%
Telecel-Comunicacoes
   Pessoais SA*                                        TL            40,000         3,618,840
                                                                                  -----------
SPAIN 1.24%
Banco Bilbao Vizcaya SA
   Registered Shrs                                     BK            60,000         1,605,559
Banco Central Hispano
   Americano SA Registered Shrs                        BK           110,000         2,058,197
                                                                                  -----------
                                                                                    3,663,756
                                                                                  -----------


SWEDEN 2.83%
Assa Abloy AB Series B Shrs                            MG           208,190         4,756,759
Autoliv Inc SDR                                        AP            90,000         3,613,618
                                                                                  -----------
                                                                                    8,370,377
                                                                                  -----------
SWITZERLAND 6.76%
Disetronic Holding AG                                  HC             1,250         2,493,017
Novartis AG Registered Shrs                            HD             6,500        10,208,032
Roche Holdings AG Ltd
   Genusscheine Non-Voting Shrs                        HD               400         3,524,777
   Warrants (Exp 2000)*                                HD            50,000         2,309,509
SEZ Holding AG Registered A Shrs                       ES               868         1,473,188
                                                                                  -----------
                                                                                   20,008,523
                                                                                  -----------
UNITED KINGDOM 32.85%
Abbey National PLC                                     FN           240,000         3,815,529
Arsenal Football Club PLC*                             ET               226         1,023,310
Barclays PLC                                           BK            50,000         1,251,886
Bass PLC                                               BV           175,000         2,429,985
British Aerospace PLC                                  AE           130,000         3,448,935
British Petroleum PLC                                  OG           312,668         4,593,277
British Telecommunications PLC                         TN           275,000         2,089,133
Chiroscience Group PLC*                                HC           322,856         1,384,009
Compass Group PLC                                      SV           450,000         4,795,824
General Electric PLC                                   MG           600,000         3,831,125
Glaxo Wellcome PLC                                     HD           300,000         6,429,649
Hays PLC                                               SV           170,000         1,995,639
Imperial Chemical Industries
   PLC                                                 CH           110,000         1,623,344
Kingfisher PLC                                         RT           275,000         3,956,900
Lloyds TSB Group PLC                                   BK           400,000         4,997,484
Misys (Jersey) Ltd*                                    CO            57,142         1,420,644
Misys PLC                                              CO           200,000         5,039,409
National Westminster Bank PLC                          BK           260,000         3,736,709
Norwich Union PLC*                                     IB           150,000           855,274
Royal & Sun Alliance Insurance
   Group PLC                                           IN           350,000         3,354,435
Sage Group PLC                                         CO           525,000         6,339,090
SEMA Group PLC                                         CO           138,428         3,108,420
Shell Transport & Trading
   PLC Registered Shrs                                 OG           650,000         4,608,208
Siebe PLC                                              EL           200,000         3,840,348
SmithKline Beecham PLC                                 HD           500,000         4,737,548
Tesco PLC                                              RT           250,000         2,000,880
Tottenham Hotspur PLC                                  ET           572,059           791,462
Unilever PLC                                           HP           500,000         3,722,958
Vodafone Group PLC                                     TC           650,000         3,542,679
Zeneca Group PLC                                       HD            80,000         2,523,562
                                                                                  -----------
                                                                                   97,287,655
                                                                                  -----------
UNITED STATES 0.71%
OXiGENE Inc*                                           HD           100,000         2,100,000
TOTAL COMMON STOCKS, RIGHTS &




   WARRANTS
   (Cost $229,187,340)                                                            275,047,892
                                                                                  -----------
PREFERRED STOCKS 7.13%
GERMANY 7.13%
Fresenius AG Non-Voting Pfd                            HC            58,333         9,862,249
Porsche AG Non-Voting Pfd                              AM             4,000         5,891,239
SAP AG Non-Voting Pfd                                  CO            18,000         5,370,090
                                                                                  -----------
TOTAL PREFERRED STOCKS
   (Cost $13,806,860)                                                              21,123,578
                                                                                  -----------
TOTAL  INVESTMENT  SECURITIES AT VALUE  100.00%
   (Cost  $242,994,200)
   (Cost for Income Tax Purposes
   $243,408,817)                                                                  296,171,470
                                                                                  ===========

INTERNATIONAL GROWTH Fund
COMMON STOCKS 92.06%
ARGENTINA 0.10%
Perez Companc SA Sponsored
   ADR Representing 2 ClassB Shrs                      OG             5,859            73,164
                                                                                  -----------
AUSTRALIA 3.25%
Aberfoyle Ltd                                          GP           125,000           251,110
CSR Ltd                                                BD            85,000           296,035
National Australia Bank Ltd                            BK            56,300           771,858
News Corp Ltd                                          PB            95,000           456,016
Pacific Dunlop Ltd                                     MG           150,000           321,104
WMC Ltd                                                GP            86,000           306,125
                                                                                  -----------
                                                                                    2,402,248
                                                                                  -----------
BRAZIL 0.54%
Light Participacoes SA                                 EU         1,600,000           399,093
                                                                                  -----------
CHILE 0.65%
Sociedad Quimica y Minera de
   Chile SA Sponsored ADR                              CH             9,300           482,438
                                                                                  -----------
CHINA 0.80%
China Southern Airlines Ltd
   Group Hong Kong Shrs*                               AR           780,000           345,623
Guangshen Railway Ltd
   Sponsored ADR                                       RR            16,750           244,969
                                                                                  -----------
                                                                                      590,592
                                                                                  -----------
DENMARK 0.81%
Den Danske Bank                                        BK             5,300           598,697
                                                                                  -----------
FRANCE 9.27%





Accor SA                                               LH             4,200           783,670
Alcatel Alsthom                                        CM            15,400         1,862,129
Banque Nationale de Paris                              BK            21,100           934,765
Carrefour SA                                           RT             1,700           888,987
Elf Aquitaine SA                                       OG            12,900         1,600,176
SGS-Thomson Microelectronics NV*                       ES            11,000           784,487
                                                                                  -----------
                                                                                    6,854,214
                                                                                  -----------
GERMANY 5.60%
Adidas AG                                              FT             8,600         1,246,630
Bayerische Motoren Werke AG                            AM             1,100           796,944
Deutsche Bank AG                                       BK            15,100           989,589
Hoechst AG                                             CH            29,100         1,109,087
                                                                                  -----------
                                                                                    4,142,250
                                                                                  -----------
HONG KONG 4.48%
Beijing Datang Power
   Generation Ltd Hong Kong Shrs*                      EU           980,000           494,467
CITIC Pacific Ltd                                      CG           192,000           919,073
China Telecom*                                         TL           100,000           159,777
Hutchison Whampoa Ltd                                  CG           166,000         1,148,970
New World Infrastructure Ltd*                          EC           298,800           591,451
                                                                                  -----------
                                                                                    3,313,738
                                                                                  -----------
INDIA 1.00%
EIH Ltd Sponsored GDR*                                 LH            11,150           164,462
Larson & Toubro Ltd
   Regulation S Sponsored GDR ~                        MY            19,000           194,750
Videsh Sanchar Nigam Ltd*                              TL            30,000           382,500
                                                                                  -----------
                                                                                      741,712
                                                                                  -----------
INDONESIA 0.89%
PT Indosat Sponsored ADR                               TL            21,300           504,544
PT Sierad Produca                                      FD         1,400,000           116,340
PT Wicaksana Overseas International                    RT           210,000            33,448
                                                                                  -----------
                                                                                      654,332
                                                                                  -----------
ISRAEL 1.23%
Blue Square-Israel Ltd Sponsored ADR*                  RT            22,000           255,750
Teva Pharmaceutical Industries
   Ltd ADR                                             HD            14,000           654,500
                                                                                  -----------
                                                                                      910,250
                                                                                  -----------
ITALY 4.40%
Credito Italiano SpA*                                  BK           239,700           640,689
Ente Nazionale Idrocarburi SpA
   Registered Shrs                                     OG           190,000         1,070,810
Telecom Italia Mobile SpA                              TN           415,000         1,542,870
                                                                                  -----------
                                                                                    3,254,369
                                                                                  -----------

                                                                                    3,254,369
                                                                                  -----------
JAPAN 16.87%
Bank of Tokyo-Mitsubishi Ltd                           BK            26,850           350,515
Canon Inc                                              OE            12,000           291,358
Chugai Pharmaceutical Ltd                              HD            40,000           321,624
Dai Nippon Printing Ltd                                PB            22,000           439,032
Daiwa Bank Ltd                                         BK            52,000           193,706
Ebara Corp                                             MY            25,000           301,419
Fanuc Ltd                                              EL             9,000           363,698
Fuji Machine Manufacturing Ltd                         MY             5,000           145,097
Fujitsu Ltd                                            CO            27,000           296,347
Hitachi Metals Ltd                                     EL            32,000           246,124
Industrial Bank of Japan Ltd                           BK            25,000           247,371
JUSCO Co Ltd                                           RT            15,000           335,510
Kaneka Corp                                            CH            51,000           297,279
Kawasaki Steel                                         IS           163,000           285,978
Kitagawa Industries Ltd                                MG                50               582
Kyocera Corp                                           EL             4,000           229,161
Meitec Corp                                            CO            11,000           324,701
Mitsubishi Estate Ltd                                  RE            27,000           341,248
Mitsubishi Heavy Industries Ltd                        MY            52,000           255,537
Mitsubishi Materials                                   MG            79,000           223,341
NSK Ltd                                                MY            50,000           207,875
NTT Data                                               CO                11           525,924
Nintendo Co Ltd                                        TY             2,700           233,485
Nippon COMSYS                                          EC            23,000           279,220
Nippon Soda Ltd                                        CH            33,000           310,066
Nippon Telegraph & Telephone                           TL                35           296,846
Nippon Television Network                              BR               830           295,382
Nomura Securities Ltd                                  IV            13,000           151,333
Onward Kashiyama Ltd                                   TA            26,000           402,113
Oriental Land Ltd                                      LT             4,700           244,253
ORIX Corp                                              FN             8,000           546,794
Rohm Co Ltd                                            EL             5,000           494,742
Sanwa Bank Ltd                                         BK            27,000           271,651
Shizuoka Bank Ltd                                      BK            26,000           263,752
Sony Corp                                              ET             3,000           249,201
Sumitomo Chemical Ltd                                  CH            76,000           271,102
Toho Titanium*                                         GP            15,000           167,131
Tokyo Electric Power                                   EU            14,200           271,568
Tokyo Electron Ltd                                     ES             6,000           299,340
Toray Industries                                       TA            45,000           250,697
Toyota Motor                                           AM            16,000           445,680
Yamato Transport Ltd                                   DB            23,000           292,605
Yamazaki Baking Ltd                                    FD            15,000           207,044
                                                                                  -----------
                                                                                   12,467,432
                                                                                  -----------
MEXICO 1.49%
Cemex SA de CV Series B Shrs                           BD            70,000           304,276
Cifra SA de CV Series B ADR                            RT            36,937            71,942
Panamerican Beverages Class A                          BV            23,400           725,400
                                                                                  -----------
                                                                                    1,101,618
                                                                                  -----------





NETHERLANDS 5.10%
Baan Co NV*                                            CO             7,500           531,380
Getronics NV                                           CO            14,900           492,137
ING Groep NV                                           IN            24,200         1,016,283
IS Himalayan Fund NV*                                  IC            36,696           403,656
Philips Electronics NV                                 EL            16,900         1,323,646
                                                                                  -----------
                                                                                    3,767,102
                                                                                  -----------
PERU 0.65%
Cia de Minas Buenaventura SA
   Sponsored ADR Representing
   Series B Shrs                                       GP            26,750           479,828
                                                                                  -----------
PORTUGAL 0.79%
Cimpor-Cimentos de Portugal SA
   Registered Shrs                                     BD            23,000           582,371
                                                                                  -----------
SINGAPORE 1.49%
DBS Land Ltd                                           RL           124,000           211,265
Oversea-Chinese Banking Ltd
   Foreign Shrs                                        BK           112,600           626,351
Singapore Press Holdings Ltd
   Foreign Shrs                                        PB            19,200           264,870
                                                                                  -----------
                                                                                    1,102,486
                                                                                  -----------
SOUTH AFRICA 0.56%
ABSA Group Ltd                                         BK            71,600           413,490
                                                                                  -----------
SOUTH KOREA 0.15%
Samsung Electronics Ltd GDR^*                          EL            10,654           108,511
                                                                                  -----------
SPAIN 3.01%
Banco Bilbao Vizcaya S/A
   Registered Shrs                                     BK            46,100         1,233,604
Telefonica de Espana S/A                               TN            36,400           994,071
                                                                                  -----------
                                                                                    2,227,675
                                                                                  -----------
SWEDEN 4.39%
Astra AB Series A Shrs                                 HD            59,133           956,028
Atlas Copco AB Series B Shrs                           MY            26,500           787,827
Telefonaktiebolaget Ericsson
   (L M) Series B Shrs                                 CM            34,000         1,499,160
                                                                                  -----------
                                                                                    3,243,015
                                                                                  -----------
SWITZERLAND 9.30%
Adecco SA Bearer Shrs                                  SV             1,700           541,750
Clariant AG Registered Shrs                            CH             1,100           848,396





Credit Suisse Group Registered Shrs                    BK             7,510         1,060,833
Novartis AG Registered Shrs                            HD               910         1,429,125
Roche Holdings AG Ltd
   Genusscheine Non-Voting Shr                         HD               140         1,233,672
Swiss Re Group Registered Shrs                         IN               625           943,945
Union Bank of Switzerland
   Bearer Shrs                                         BK               710           819,622
                                                                                  -----------
                                                                                    6,877,343
                                                                                  -----------
UNITED KINGDOM 15.24%
BOC Group PLC                                          CH            18,400           309,495
BTR PLC                                                MY            63,000           212,624
British Airways PLC                                    AR            35,560           347,072
British Petroleum PLC                                  OG            69,200         1,016,589
British Telecommunications PLC                         TN            47,000           357,052
Croda International PLC                                CH            35,000           218,346
General Accident PLC                                   IN            44,400           755,388
Granada Group PLC                                      ET            34,900           481,097
Grand Metropolitan PLC                                 FD            45,000           406,004
HSBC Holdings PLC                                      BK            30,200           715,425
Hays PLC                                               SV            50,400           591,648
Legal & General Group PLC*                             FN            51,600           428,341
Lloyds TSB Group PLC                                   BK           110,000         1,374,308
MFI Furniture Group PLC                                HF            80,900           162,804
Marks & Spencer PLC                                    RT            80,000           811,672
Sainsbury (J) PLC                                      RT            40,000           333,725
Siebe PLC                                              EL            30,000           576,052
SmithKline Beecham PLC                                 HD           108,000         1,023,310
TI Group PLC                                           EC            34,600           317,684
Vodafone Group PLC                                     TC            61,000           332,467
Wolseley PLC                                           BD            58,800           489,836
                                                                                  -----------
                                                                                   11,260,939
                                                                                  -----------
TOTAL COMMON STOCKS
   (Cost $60,371,261)                                                              68,048,907
                                                                                  -----------
PREFERRED STOCKS 6.77%
BRAZIL 3.52%
Cia Brasileira de Distribuicao
   Grupo Pao de Acucar Pfd                             RT        22,000,000           419,047
Cia Brasileira de Distribuicao
   Grupo Pao de Acucar
   Sponsored GDR Representing
   Regulation S Pfd~                                   RT             2,730            50,505
Cia Energetica de Minas
   Gerais Sponsored ADR
   Representing Non-Voting Pfd^                        EU             3,000           119,760
   Representing Pfd ^                                  EU            13,000           518,962
Cia Paranaense de Energia-Copel
   Series B Pfd                                        EU        20,000,000           246,712
Petroleo Brasileiro SA ADR
   Representing Pfd                                    OG            22,000           437,026





Telecomunicacoes Brasileiras
   SA Sponsored ADR
   Representing Pfd                                    TN             7,955           807,433
                                                                                  -----------
                                                                                    2,599,445
                                                                                  -----------
GERMANY 3.25%
Fresenius AG Non-Voting Pfd                            HC             3,455           584,130
SAP AG Non-Voting Pfd                                  CO             6,100         1,819,864
                                                                                  -----------
                                                                                    2,403,994
                                                                                  -----------
TOTAL PREFERRED STOCKS
   (Cost $3,659,972)                                                                5,003,439
                                                                                  -----------
FIXED INCOME SECURITIES 0.78%
HONG KONG 0.78%
New World Infrastructure Ltd
   Conv, Regulation S~
   5.000%, 7/15/2001
   (Cost $698,786)                                     EC           585,000           576,225
                                                                                  -----------
SHORT-TERM INVESTMENTS -
   REPURCHASE AGREEMENTS 0.39%
UNITED STATES 0.39%
Repurchase  Agreement  with
  State Street Bank & Trust Co
  dated  10/31/1997 due 11/3/1997
  at 5.550%,  repurchased
  at $289,134  (Collateralized by
  US Treasury Notes due
  7/31/2001 at 6.625%
  value $289,168)
  (Cost $289,000)                                     RA            289,000           289,000
                                                                                  -----------
TOTAL INVESTMENT
 SECURITIES AT VALUE 100.00%
 (Cost $65,019,019)
 (Cost for Income Tax Purposes
 $65,627,405)                                                                      73,917,571
                                                                                  ===========

PACIFIC BASIN Fund
COMMON STOCKS 91.84%
AUSTRALIA 13.87%
Australia & New Zealand
   Banking Group Ltd                                   BK           280,000         1,957,850
Brambles Industries Ltd                                CT            90,000         1,734,406
Broken Hill Proprietary Ltd                            IS            85,000           844,788
Comalco Ltd                                            GP           150,000           615,352

MIM Holdings Ltd                                       MM           850,000           748,925
National Australia Bank Ltd                            BK           140,000         1,919,364
News Corp Ltd                                          PB               863             4,143
WMC Ltd                                                GP           220,000           783,112




Woodside Petroleum Ltd                                 OG           120,000         1,015,860
                                                                                  -----------
                                                                                    9,623,800
                                                                                  -----------
HONG KONG 17.58%
Cheung Kong Holdings Ltd                               RL           200,000         1,390,771
China Light & Power Ltd                                EU           150,000           789,828
China Merchants Holdings
   International Ltd                                   BD           400,000           579,596
China Resources Enterprise Ltd                         RL           370,000         1,014,810
CITIC Pacific Ltd                                      CG           380,000         1,818,998
Hang Seng Bank Ltd                                     BK           120,000         1,044,048
Hong Kong
   Telecommunications Ltd                              TL           600,000         1,148,841
Hutchison Whampoa Ltd                                  CG           260,000         1,799,592
Ka Wah Bank Ltd                                        BK           500,000           727,729
New World Development Ltd                              RL           180,000           633,415
Sun Hung Kai Properties Ltd                            RL           170,000         1,253,634
                                                                                  -----------
                                                                                   12,201,262
                                                                                  -----------
JAPAN 47.89%
Bank of Tokyo-Mitsubishi Ltd                           BK            62,500           815,909
Canon Inc                                              OE            20,000           364,197
Chubu Electric Power                                   EU            60,000         1,017,756
Credit Saison Ltd                                      RT            40,000         1,074,298
Dai Nippon Printing Ltd                                PB            50,000           997,800
Daicel Chemical Industries Ltd                         CH           200,000           548,790
Daiwa Bank Ltd                                         BK           170,000           633,270
Deodeo Corp                                            RT            34,000           390,140
Ebara Corp                                             MY            50,000           602,837
Eisai Co Ltd                                           HD            40,000           628,614
Fujitsu Ltd                                            CO            90,000           987,822
HIS Co Ltd                                             SV            22,000           715,256
Hitachi Metals Ltd                                     EL           130,000           999,879
Hitachi Software Engineering Ltd                       CO            10,000           271,900
Industrial Bank of Japan Ltd                           BK            60,000           593,691
Itochu Corp                                            DB           260,000           892,865
JUSCO Co Ltd                                           RT            50,000         1,118,367
Kao Corp                                               PL            50,000           698,460
Kirin Brewery Ltd                                      BV           100,000           839,815
Kitagawa Industries Ltd                                MG            38,525           448,470
Mitsubishi Chemical                                    CH           230,000           518,274
Mitsubishi Heavy Industries Ltd                        MY           190,000           933,691
Mitsubishi Materials                                   MG           250,000           706,775
Mitsui Fudosan Ltd                                     RE            50,000           565,420
NEC Corp                                               CO            90,000           987,822
NKK Corp                                               IS           700,000           972,023
NSK Ltd                                                MY           170,000           706,775
NTT Data                                               CO                20           956,225
Nippon COMSYS                                          EC            90,000         1,092,591
Nippon Densetsu Kogyo Ltd                              EC           100,000           473,955
Nippon Express Ltd                                     TK           150,000           808,218
Nippon Telegraph & Telephone                           TL               110           932,943





Nomura Securities Ltd                                  IV            60,000           698,460
Rohm Co Ltd                                            EL             5,000           494,742
Royal Co Ltd                                           RS            27,000           471,460
Secom Co Ltd                                           EL            10,000           646,907
Sony Corp                                              ET            10,000           830,669
Sumitomo Bank Ltd                                      BK            80,000           851,456
Tobu Railway Ltd                                       TR           250,000           956,225
Tokai Bank Ltd                                         BK           120,000           700,456
Tokio Marine & Fire Insurance Ltd                      IN            80,000           798,240
Tokyo Broadcasting System                              BR            54,000           924,961
Toray Industries                                       TA           150,000           835,658
Toyota Motor                                           AM            26,000           724,237
                                                                                  -----------
                                                                                   33,228,319
                                                                                  -----------
MALAYSIA 3.12%
Berjaya Group Berhad                                   CG           650,000           281,343
Malayan Banking Berhad                                 BK           100,000           385,074
Malaysian Industrial
   Development Finance Berhad                          FN           280,000           157,134
Sime Darby Berhad                                      MY           380,000           544,477
Tenaga Nasional Berhad                                 EU           196,000           421,253
United Engineers Berhad                                EC           160,000           377,313
                                                                                  -----------
                                                                                    2,166,594
                                                                                  -----------
NEW ZEALAND 1.18%
Fletcher Challenge Building                            BD           270,000           816,803
                                                                                  -----------
SINGAPORE 5.73%
City Developments Ltd                                  RL           150,000           629,371
DBS Land Ltd                                           RL           270,000           460,013
Development Bank of Singapore
   Ltd Foreign Shrs                                    BK           130,000         1,214,876
Keppel Land Ltd                                        BD           280,000           391,608
Oversea-Chinese Banking Ltd
   Foreign Shrs                                        BK            80,020           445,121
United Overseas Bank Ltd                               BK           150,325           831,423
                                                                                  -----------
                                                                                    3,972,412
                                                                                  -----------
UNITED KINGDOM 2.47%
HSBC Holdings PLC                                      BK            75,716         1,714,244
                                                                                  -----------
TOTAL COMMON STOCKS
   (Cost $76,123,765)                                                              63,723,434
                                                                                  -----------

SHORT-TERM INVESTMENTS -
   REPURCHASE AGREEMENTS 8.16%
UNITED STATES 8.16%
Repurchase  Agreement with
 State Street Bank & Trust Co
 dated  10/31/1997 due 11/3/1997





 at 5.550%,repurchased at
 $5,663,618 (Collaterized
 by US Treasurt Notes
 due 3/31/2002 at 6.625%
 value $5,797,624)
 (Cost $5,661,000)                                     RA         5,661,000         5,661,000
                                                                                  -----------
TOTAL INVESTMENT
   SECURITIES AT VALUE 100.00%
   (Cost $81,784,765) (Cost for
   Income Tax Purposes $82,065,978)                                                69,384,434
                                                                                  -----------

* Security is non-income producing.

^ Securities are registered pursuant to Rule 144A and may be deemed to be restriced for resale to institutional investors.

~ The following are restricted securities at October 31, 1997:




                                                                                    Value as
                                              Acquisition       Acquisition              % of
Description                                       Date(s)              Cost        Net Assets
---------------------------------------------------------------------------------------------
International Growth Fund
Cia Brasileira
   de Distribuicao
   Grupo Pao de
   Acucar Sponsored
   GDR Representing
   Regulation S Pfd                                6/3/97           $54,600             0.06%
Larsen & Toubro Ltd
   Regulation S
   Sponsored GDR                                 3/25/96-
                                                  3/26/96           298,072              0.23
   New World
   Infrastructure Ltd
   Conv, Regulation S
   5.000%, 7/15/2001                             2/14/97-
                                                   6/4/97           698,786              0.68
                                                                                      -------
                                                                                        0.97%
                                                                                      =======






Summary of Investments by Industry


                                                                       % of
                                                 Industry        Investment
Industry                                             Code        Securities             Value
---------------------------------------------------------------------------------------------
European Fund
Aerospace & Defense                                    AE             1.16%        $3,448,935
Air Freight                                            AF              0.94         2,778,859
Automobiles                                            AM              2.52         7,479,497
Auto Parts                                             AP              1.22         3,613,618
Banks                                                  BK             14.89        44,114,889
Beverages                                              BV              0.82         2,429,985
Chemicals                                              CH              1.58         4,672,379
Communications - Equipment
   & Manufacturing                                     CM              3.35         9,917,875
Computer Related                                       CO             10.99        32,561,059
Consumer - Jewelry, Novelties
   & Gifts                                             CJ              1.29         3,812,480
Electronics                                            EL              2.62         7,756,461
Electronics - Semiconductor                            ES              0.50         1,473,188
Engineering & Construction                             EC              0.98         2,900,213
Entertainment                                          ET              0.61         1,814,772
Financial                                              FN              1.70         5,026,325
Foods                                                  FD              1.19         3,522,155
Footwear                                               FT              1.13         3,334,011
Health Care Drugs -
   Pharmaceuticals                                     HD             12.17        36,049,815
Health Care Related                                    HC              6.67        19,755,678
Household Products                                     HP              1.26         3,722,958
Insurance                                              IN              2.16         6,399,084
Insurance Brokers                                      IB              0.29           855,274
Lodging - Hotels                                       LH              2.52         7,463,527
Machinery                                              MY              4.28        12,688,665
Manufacturing                                          MG              2.90         8,587,884
Oil & Gas Related                                      OG              6.51        19,284,864
Personal Care                                          PL              2.38         7,046,570
Retail                                                 RT              2.58         7,635,389
Services                                               SV              2.77         8,202,946
Telecommunications -
   Cellular & Wireless                                 TC              1.20         3,542,679
Telecommunications -
   Long Distance                                       TL              3.13         9,283,836
Telephone                                              TN              0.85         2,516,290
Textile -
   Apparel Manufacturing                               TA              0.84         2,479,310
                                                                   --------------------------
                                                                    100.00%      $296,171,470
                                                                   ==========================

International Growth Fund
Airlines                                               AR             0.94%          $692,695
Automobiles                                            AM              1.68         1,242,624





Banks                                                  BK             15.57        11,506,226
Beverages                                              BV              0.98           725,400
Broadcasting                                           BR              0.40           295,382
Building Materials                                     BD              2.26         1,672,518
Chemicals                                              CH              5.20         3,846,209
Communications - Equiment &
   Manufacturing                                       CM              4.55         3,361,289
Computer Related                                       CO              5.40         3,990,353
Conglomerates                                          CG              2.80         2,068,043
Distribution                                           DB              0.40           292,605
Electric Utilities                                     EU              2.77         2,050,562
Electronics                                            EL              4.52         3,341,934
Electronics - Semiconducter                            ES              1.47         1,083,827
Engineering & Construction                             EC              2.39         1,764,580
Entertainment                                          ET              0.99           730,298
Financial                                              FN              1.32           975,135
Foods                                                  FD              0.99           729,388
Footwear                                               FT              1.69         1,246,630
Gold & Precious Metals Mining                          GP              1.63         1,204,194
Health Care Drugs -
   Pharmaceuticals                                     HD              7.60         5,618,259
Health Care Related                                    HC              0.79           584,130
Household Furniture
   & Appliances                                        HF              0.22           162,804
Insurance                                              IN              3.67         2,715,616
Investment Bank/Broker Firm                            IV              0.20           151,333
Investment Cos                                         IC              0.55           403,656
Iron & Steel                                           IS              0.39           285,978
Leisure Time                                           LT              0.33           244,253
Lodging - Hotels                                       LH              1.28           948,132
Machinery                                              MY              2.85         2,105,129
Manufacturing                                          MG              0.73           545,027
Office Equipment & Supplies                            OE              0.39           291,358
Oil & Gas Related                                      OG              5.68         4,197,765
Publishing                                             PB              1.57         1,159,918
Railroads                                              RR              0.33           244,969
Real Estate Investment Trust                           RE              0.46           341,248
Real Estate Related                                    RL              0.28           211,265
Repurchase Agreements                                  RA              0.39           289,000
Retail                                                 RT              4.33         3,200,586
Services                                               SV              1.53         1,133,398
Telecommunications -
   Cellular & Wireless                                 TC             0.45%           332,467
Telecommunications -
   Long Distance                                       TL              1.82         1,343,667
Telephone                                              TN              5.01         3,701,426
Textile - Apparel Manufacturing                        TA              0.88           652,810
Toys                                                   TY              0.32           233,485
                                                                   --------------------------
                                                                    100.00%       $73,917,571
                                                                   ==========================

Pacific Basin Fund
Automobiles                                            AM             1.04%          $724,237





Banks                                                  BK             19.94        13,834,511
Beverages                                              BV              1.21           839,815
Broadcasting                                           BR              1.33           924,961
Building Materials                                     BD              2.58         1,788,007
Chemicals                                              CH              1.54         1,067,064
Computer Related                                       CO              4.62         3,203,769
Conglomerates                                          CG              5.62         3,899,933
Containers                                             CT              2.50         1,734,406
Distribution                                           DB              1.29           892,865
Electric Utilities                                     EU              3.21         2,228,837
Electronics                                            EL              3.09         2,141,528
Engineering & Construction                             EC              2.80         1,943,859
Entertainment                                          ET              1.20           830,669
Financial                                              FN              0.23           157,134
Gold & Precious Metals Mining                          GP              2.02         1,398,464
Health Care Drugs -
   Pharmaceuticals                                     HD              0.91           628,614
Insurance                                              IN              1.15           798,240
Investment Bank/Broker Firm                            IV              1.01           698,460
Iron & Steel                                           IS              2.62         1,816,811
Machinery                                              MY              4.02         2,787,780
Manufacturing                                          MG              1.66         1,155,245
Metals Mining                                          MM              1.08           748,925
Office Equipment & Supplies                            OE              0.52           364,197
Oil & Gas Related                                      OG              1.46         1,015,860
Personal Care                                          PL              1.01           698,460
Publishing                                             PB              1.44         1,001,943
Real Estate Investment Trust                           RE              0.81           565,420
Real Estate Related                                    RL              7.76         5,382,014
Repurchase Agreements                                  RA              8.16         5,661,000
Restaurants                                            RS              0.68           471,460
Retail                                                 RT              3.72         2,582,805
Services                                               SV              1.03           715,256
Telecommunications -
   Long Distance                                       TL              3.00         2,081,784
Textile -
   Apparel Manufacturing                               TA             1.20%           835,658
Transportation                                         TR              1.38           956,225
Truckers                                               TK              1.16           808,218
                                                                   --------------------------
                                                                    100.00%       $69,384,434
                                                                   ==========================

See Notes to Financial Statements.


INVESCO International Funds, Inc.
Statement of Assets and Liabilities
October 31, 1997

                                                              International           Pacific
                                                 European            Growth             Basin
                                                     Fund              Fund              Fund
                                            -------------------------------------------------

ASSETS
Investment Securities:
   At Cost~                                  $242,994,200       $65,019,019       $81,784,765
                                            =================================================
   At Value~                                  296,171,470        73,917,571        69,384,434
Cash                                                    0                 0               827
Foreign Currency
   (Cost $7,742,569,
   $33,970 and $32,433,
   respectively)                                7,743,288            34,556            31,823
Receivables:
   Investment Securities Sold                  52,647,349         5,707,575            68,936
   Fund Shares Sold                            16,604,774         5,408,026         5,480,547
   Dividends and Interest                         815,363           246,670           140,473
Prepaid Expenses and Other
   Assets                                          90,232            63,148           108,624
                                            -------------------------------------------------
TOTAL ASSETS                                  374,072,476        85,377,546        75,215,664
                                            -------------------------------------------------
LIABILITIES
Payables:
   Custodian                                   17,733,604            15,333                 0
   Distributions to Shareholders                   49,517             3,780                 0
   Investment Securities Purchased              9,263,262           486,878         9,013,506
   Fund Shares Repurchased                      1,801,005            63,969         2,204,406
Depreciation on Forward Foreign
   Currency Contracts                             343,639            12,508            22,307
Borrowings on Line of Credit                   20,014,167                 0                 0
Accrued Expenses and Other
   Payables                                        47,972            15,823            32,418
                                            -------------------------------------------------
TOTAL LIABILITIES                              49,253,166           598,291        11,272,637
                                            -------------------------------------------------
Net Assets at Value                           324,819,310        84,779,255        63,943,027
                                            =================================================
NET ASSETS
Paid-in Capital*                              212,249,369        68,781,401        74,964,442
Accumulated Undistributed
   Net Investment Income                          543,861           675,691           523,439
Accumulated Undistributed Net
   Realized Gain on Investment
   Securities and Foreign
   Currency Transactions                       58,883,886         6,420,735           856,554
Net Appreciation (Depreciation)
   of Investment Securities and





   Foreign Currency Transactions               53,142,194         8,901,428      (12,401,408)
                                            -------------------------------------------------
Net Assets at Value                           324,819,310        84,779,255        63,943,027
                                            =================================================
Shares Outstanding                             18,729,780         5,149,447         6,565,265
Net Asset Value, Offering
   and Redemption
   Price per Share                                  17.34             16.46              9.74
                                            =================================================

~ Investment securities at cost and value at October 31, 1997 include repurchase agreements of $289,000 and $5,661,000 for International Growth and Pacific
  Basin Funds, respectively.

* The Fund has 500 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual
  Fund.

See Notes to Financial Statements

INVESCO International Funds, Inc.
Statement of Operations
Year Ended October 31, 1997

                                                              International           Pacific
                                                 European            Growth             Basin
                                                     Fund              Fund              Fund
                                            --------------------------------------------------

INVESTMENT INCOME
INCOME
Dividends                                      $5,860,880        $1,722,522        $1,552,416
Interest                                          499,363           388,090           153,741
   Foreign Taxes Withheld                       (842,962)         (206,607)         (169,488)
                                            -------------------------------------------------
   TOTAL INCOME                                 5,517,281         1,904,005         1,536,669
                                            -------------------------------------------------
EXPENSES
Investment Advisory Fees                        2,679,462           987,897           939,420
Transfer Agent Fees                               985,603           377,527           677,811
Administrative Fees                                63,965            24,818            28,788
Custodian Fees and Expenses                       446,087           135,507           256,970
Directors' Fees and Expenses                       26,849            13,653            16,064
Professional Fees and Expenses                     38,222            26,501            28,301
Registration Fees and Expenses                     95,820            60,416            99,208
Reports to Shareholders                           111,998            47,580            78,751
Other Expenses                                     32,556            19,119            26,504
                                            -------------------------------------------------
   TOTAL EXPENSES                               4,480,562         1,693,018         2,151,817
   Fees and Expenses Paid
   Indirectly                                   (153,683)          (49,580)          (59,088)
                                            -------------------------------------------------
   NET EXPENSES                                 4,326,879         1,643,438         2,092,729
                                            -------------------------------------------------
NET INVESTMENT INCOME (LOSS)                    1,190,402           260,567         (556,060)
                                            -------------------------------------------------
REALIZED AND UNREALIZED
   GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain on Investment
   Securities and Foreign
   Currency Transactions                       60,622,016         7,485,092         2,050,539
Change in Net Appreciation
   (Depreciation) of Investment
   Securities and Foreign
   Currency Transactions                        1,427,595         (891,853)      (20,975,739)
                                            -------------------------------------------------
NET GAIN (LOSS) ON INVESTMENT
   SECURITIES                                  62,049,611         6,593,239      (18,925,200)
                                            -------------------------------------------------
Net Increase (Decrease) in
   Net Assets from Operations                  63,240,013         6,853,806      (19,481,260)
                                            =================================================

See Notes to Financial Statements


INVESCO International Funds, Inc.
Statement of Changes in Net Assets
Year Ended October 31


                                                       European                International Growth           Pacific Basin
                                                           Fund                          Fund                          Fund
                                     -----------------------------    -----------------------------   ---------------------------
                                            1997           1996           1997           1996            1997            1996

OPERATIONS
Net Investment Income
   (Loss)                             $  1,190,402     $  876,030       $   260,567       $   387,079   $  (556,060)  $  (72,366)
Net Realized Gain on
   Investment Securities
   and Foreign Currency
   Transactions                         60,622,016     19,780,096         7,485,092         4,498,297      2,050,539   10,089,266
Change in Net Appreciation
   (Depreciation) of
   Investment Securities
   and Foreign Currency
   Transactions                          1,427,595     29,753,509         (891,853)         5,988,409   (20,975,739)  (1,230,912)
                                     -----------------------------    -------------------------------   -------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS FROM
   OPERATIONS                           63,240,013     50,409,635         6,853,806        10,873,785   (19,481,260)    8,785,988
                                     -----------------------------    -------------------------------   -------------------------
DISTRIBUTIONS
   TO SHAREHOLDERS
Net Investment Income                   (1,288,400)     (876,030)         (392,350)         (387,079)             0            0
In Excess of Net
   Investment Income                             0      (516,756)           (2,889)         (394,151)       (52,110)    (432,102)
Net Realized Gain on
   Investment Securities
   and Foreign Currency
   Transactions                       (20,402,793)   (18,669,435)       (4,053,525)       (2,897,940)    (8,942,331)  (2,389,197)
                                     -----------------------------   --------------------------------   -------------------------
TOTAL DISTRIBUTIONS                   (21,691,193)   (20,062,221)       (4,448,764)       (3,679,170)    (8,994,441)  (2,821,299)
                                     -----------------------------   --------------------------------   -------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales





   of Shares                        1,120,633,773    466,074,093       471,306,125      349,892,500     602,143,991   667,157,615
Reinvestment of
   Distributions                       20,975,036     19,468,999         4,405,427        3,657,292       8,700,080     2,720,245
                                    -----------------------------    ------------------------------     -------------------------
                                    1,141,608,809    485,543,092       475,711,552      353,549,792     610,844,071   669,877,860
Amounts Paid for
   Repurchases of
   Shares                          (1,158,926,547)  (439,501,864)     (487,923,735)    (341,548,549)   (668,295,262)(680,346,294)
                                   ==============================    ===============================    =========================
NET INCREASE (DECREASE)
   IN NET ASSETS FROM
   FUND SHARE
   TRANSACTIONS                       (17,317,738)    46,041,228       (12,212,183)      12,001,243     (57,451,191) (10,468,434)
                                   -----------------------------     -------------------------------    -------------------------
Total Increase (Decrease)
   in Net Assets                       24,231,082     76,388,642        (9,807,141)      19,195,858     (85,926,892)  (4,503,745)
NET ASSETS
Beginning of Period                   300,588,228    224,199,586        94,586,396       75,390,538     149,869,919   154,373,664
                                   -----------------------------     ------------------------------     ------------------------
End of Period                         324,819,310    300,588,228        84,779,255       94,586,396      63,943,027   149,869,919
                                   =============================     ==============================     =========================
Accumulated Undistributed
   Net Investment Income
   Included in Net Assets
   at End of Period                       543,861       113,293            675,691          131,783         523,439        39,834

FUND SHARE TRANSACTIONS
Shares Sold                            66,508,158    31,746,297         27,110,962       21,434,516      46,222,901    45,840,305
Shares Issued from
   Reinvestment
   of Distributions                    1,370,609      1,465,160            272,241          231,481         657,603       188,387
                                   -----------------------------     ------------------------------    --------------------------
                                      67,878,767     33,211,457         27,383,203       21,665,997      46,880,504    46,028,692
Shares Repurchased                  (68,118,819)    (30,152,989)       (27,828,343)     (20,850,135)    (50,934,920) (46,568,736)
                                   -----------------------------     ------------------------------    -------------------------
Net Increase (Decrease)
   in Fund Shares                      (240,052)      3,058,468           (445,140)         815,862      (4,054,416)    (540,044)
                                   =============================     ==============================    ==========================


See Notes to Financial Statements

INVESCO International Funds, Inc.
Notes to Financial Statements
NOTE  1  -  ORGANIZATION  AND  SIGNIFICANT  ACCOUNTING  POLICIES.   INVESCO
International Funds, Inc. (the "Fund") is incorporated in Maryland and presently consists of three separate Funds: European Fund, International Growth Fund and Pacific Basin Fund. The investment objectives are: to seek capital appreciation through investments in designated geographical sectors for European and Pacific Basin Funds; and to seek a high total return through investments in designated geographical sectors for International Growth Fund. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.
       Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.
       Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.
       If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.
       Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.
       Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.
B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.
       The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investments includes fluctuations from currency exchange rates and fluctuations in market value.
       The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.
       Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of each Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
D. FEDERAL AND STATE TAXES - The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.
       To the extent future capital gains are offset by capital loss carryovers, such gains will not be distributed to shareholders.
       Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Each Fund has elected to treat a portion of distributions of both realized and unrealized gains on forward foreign currency contracts as capital gain distributions.
       Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.
E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discounts, amortized premiums, nontaxable dividends, net operating losses and expired capital loss carryforwards.

       For the year ended October 31, 1997, the effects of such differences were as follows:


                                                                Accumulated
                                              Accumulated     Undistributed
                                            Undistributed      Net Realized
                                                      Net           Gain on
                                               Investment        Investment           Paid In
Fund                                               Income        Securities           Capital
---------------------------------------------------------------------------------------------
European Fund                                    $528,566        $(529,785)            $1,219
International Growth Fund                         678,580         (794,731)           116,151
Pacific Basin Fund                              1,091,775       (1,091,775)                 0

    Net investment income, net realized gains and net assets were not affected.

F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities.
G. EXPENSES - Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
       Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Transfer Agent Fees are reduced by credits earned by each Fund from security brokerage transactions under certain broker/service arrangements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.
       For the year ended October 31, 1997, Fees and Expenses Paid Indirectly consisted of the following:

                                               Custodian Fees          Transfer
Fund                                             and Expenses        Agent Fees
--------------------------------------------------------------------------------
European Fund                                        $151,342            $2,341
International Growth Fund                              49,540                40
Pacific Basin Fund                                     58,525               563

NOTE 2 - INVESTMENT  ADVISORY AND OTHER  AGREEMENTS.  INVESCO  Funds Group,
Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                        AVERAGE NET ASSETS
                         --------------------------------------------------------------------
                            $0 to       $0 to     $350 to   $500 Million     Over        Over
                             $350        $500        $700       to $1        $700          $1
Fund                      Million     Million    Million      Billion     Million     Billion
---------------------------------------------------------------------------------------------

European Fund               0.75%           -       0.65%           -       0.55%           -
International
    Growth Fund                 -       1.00%           -       0.75%           -       0.65%
Pacific Basin Fund          0.75%           -       0.65%           -       0.55%           -

    In accordance with a Sub-Advisory Agreement between IFG and INVESCO Asset Management Limited ("IAM"), an affiliate of IFG, investment decisions of the Fund are made by IAM. Fees for such sub-advisory services are paid by IFG.
    In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
    IFG receives a transfer agent fee at an annual rate of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year.
 IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
    A plan of distribution pursuant to Rule 12b-1 of the Act (the "Plan") became effective November 1, 1997 for European and International Growth Funds, and December 1, 1997 for Pacific Basin Fund. The Plan provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. to a maximum of 0.25% of new assets.
NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended October 31, 1997, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

Fund                                          Purchases                   Sales
--------------------------------------------------------------------------------
European Fund                              $307,228,731            $349,987,120
International Growth Fund                    50,848,466              70,199,636
Pacific Basin Fund                          102,944,882             167,971,433

    There were no purchases or sales of U.S. Government securities.

NOTE 4 - APPRECIATION AND DEPRECIATION. At October 31, 1997, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation (depreciation) by Fund were as follows:

                                                                            Net
                                      Gross             Gross      Appreciation
Fund                           Appreciation      Depreciation    (Depreciation)
------------------------------------------------------------------------------
European Fund                   $61,184,376        $8,421,723       $52,762,653
International Growth Fund        14,682,525         6,392,359         8,290,166
Pacific Basin Fund                2,961,530        15,643,074      (12,681,544)

NOTE 5 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or IAM.
    The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 40% of the retainer fee at the time of retirement.
    Pension expenses for the year ended October 31, 1997, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                     Unfunded
                                    Pension           Accrued           Pension
Fund                               Expenses     Pension Costs         Liability
--------------------------------------------------------------------------------
European Fund                        $3,842           $14,034           $28,562
International Growth Fund             1,369             6,290            12,247
Pacific Basin Fund                    2,373            13,363            25,905

NOTE 6 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At October 31, 1997, European Fund had an outstanding bank line of credit at an interest rate of 8.50%. The amount of the borrowing and the related interest is presented in the Statement of Assets and Liabilities. On November 4, 1997, European Fund paid the line of credit in full, including interest. There were no such borrowings in any other Fund.

Other Information
UNAUDITED

On October 28, 1997, a special meeting of the shareholders of European and International Growth Funds was held at which the approval of a Plan and Agreement of Distribution for each Fund was ratified. The following is a report of votes cast:

Fund                                For           Against           Abstain           Total
---------------------------------------------------------------------------------------------

European Fund                     6,983,021       2,445,838         657,402       10,086,261
International
   Growth Fund                    3,370,668         549,890         107,786        4,028,344

On November 25, 1997, a special  meeting of the  shareholders  of Pacific  Basin
Fund was held at which the approval of a Plan and Agreement of Distribution was ratified. The following is a report of votes cast:

Fund                                For           Against           Abstain          Total
--------------------------------------------------------------------------------------------
Pacific Basin Fund               2,525,504        748,745           264,745       3,538,994


INVESCO International Funds, Inc.
Financial Highlights
(For a Fund Share Outstanding Throughout Each Period)


                                                         Year Ended October 31
                                -------------------------------------------------------------
                                         1997        1996        1995        1994        1993


                                European Fund
PER SHARE DATA
Net Asset Value -
   Beginning of Period                 $15.85      $14.09      $12.95      $12.20      $10.14
                                -------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income                    0.07        0.05        0.23        0.16        0.14
Net Gains on Securities
   (Both Realized and
   Unrealized)                           2.63        3.00        1.12        0.75        2.06
                                -------------------------------------------------------------
Total from Investment
   Operations                            2.70        3.05        1.35        0.91        2.20
                                -------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income                     0.07        0.08        0.21        0.16        0.14
Distributions from Capital
   Gains                                 1.14        1.21        0.00        0.00        0.00
                                -------------------------------------------------------------
Total Distributions                      1.21        1.29        0.21        0.16        0.14
                                -------------------------------------------------------------
Net Asset Value -
   End of Period                       $17.34      $15.85      $14.09      $12.95      $12.20
                                =============================================================

TOTAL RETURN                           18.07%      23.47%      10.42%       7.43%      21.78%

RATIOS
Net Assets - End of Period
   ($000 Omitted)                    $324,819    $300,588    $224,200    $349,842    $270,544
Ratio of Expenses to
   Average Net Assets                  1.25%@      1.36%@      1.40%@       1.20%       1.28%
Ratio of Net Investment
   Income to Average
   Net Assets                           0.33%       0.37%       1.26%       1.28%       1.76%
Portfolio Turnover Rate                   90%         91%         96%         70%         44%
Average Commission Rate Paid^^        $0.0414     $0.0367           -           -           -




@ Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.



INVESCO International Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)


                                                         Year Ended October 31
                                -------------------------------------------------------------
                                         1997        1996        1995        1994       1993<

                                Pacific Basin Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period                 $14.11      $13.83      $17.07      $15.11      $11.02
                                -------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income
   (Loss)                              (0.09)      (0.02)        0.06        0.04        0.04
Net Gains or (Losses)
   on Securities
   (Both Realized and
   Unrealized)                         (3.45)        0.51      (1.45)        2.28        4.09
                                -------------------------------------------------------------
Total from Investment
   Operations                          (3.54)        0.49      (1.39)        2.32        4.13
                                -------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income+                    0.00        0.03        0.06        0.04        0.04
Distributions from
   Capital Gains                         0.83        0.18        1.79        0.32        0.00
                                -------------------------------------------------------------
Total Distributions                      0.83        0.21        1.85        0.36        0.04
                                -------------------------------------------------------------
Net Asset Value -
   End of Period                        $9.74      $14.11      $13.83      $17.07      $15.11
                                =============================================================

TOTAL RETURN                         (26.65%)       3.55%     (8.31%)      15.63%      37.51%

RATIOS
Net Assets - End of Period
   ($000 Omitted)                     $63,943    $149,870    $154,374    $352,888    $299,192
Ratio of Expenses to
   Average Net Assets                  1.72%@      1.60%@      1.52%@       1.24%       1.22%
Ratio of Net Investment
   Income (Loss) to Average
   Net Assets                         (0.44%)     (0.04%)       0.37%       0.28%       0.63%
Portfolio Turnover Rate                   86%         70%         56%         70%         30%
Average Commission Rate Paid^^        $0.0093     $0.0148           -           -           -

< The per share information was computed based on weighted average shares.

@ Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.






^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

+  Distributions  in excess of net investment  income for the year ended October
   31, 1997 and 1996 aggregated less than $0.01 on a per share basis.


INVESCO International Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)


                                                                           Period         Year
                                                                            Ended        Ended
                                             Year Ended October 31     October 31  December 31
                           ------------------------------------------  ----------- ------------
                             1997        1996        1995       1994<      1993^<        1992

                           International Growth Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period     $16.91      $15.78      $17.29      $15.75      $12.57      $14.51
                           ------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Income        0.06        0.07        0.08        0.04        0.08        0.12
Net Gains or (Losses)
   on Securities (Both
   Realized and
   Unrealized)               0.37        1.77      (0.61)        1.57        3.16      (1.94)
                           ------------------------------------------------------------------
Total from Investment
   Operations                0.43        1.84      (0.53)        1.61        3.24      (1.82)
                           ------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income+        0.08        0.15        0.09        0.07        0.06        0.11
In Excess of Net
   Investment Income         0.00        0.00        0.03        0.00        0.00        0.00
Distributions from
   Capital Gains             0.80        0.56        0.86        0.00        0.00        0.01
                           ------------------------------------------------------------------
Total Distributions          0.88        0.71        0.98        0.07        0.06        0.12
                           ------------------------------------------------------------------
Net Asset Value -
   End of Period           $16.46      $16.91      $15.78      $17.29      $15.75      $12.57
                           ==================================================================

TOTAL RETURN                2.65%      12.01%     (2.84%)      10.21%     29.08%*    (12.52%)

RATIOS
Net Assets - End of
   Period
   ($000 Omitted)         $84,779     $94,586     $75,391    $161,884    $108,677     $35,192
Ratio of Expenses to
   Average Net Assets      1.71%@      1.80%@      1.81%@       1.50%      1.43%~       1.36%
Ratio of Net Investment
   Income to Average
   Net Assets               0.26%       0.43%       0.41%       0.46%      0.94%~       0.83%
Portfolio Turnover
   Rate                       57%         64%         62%         87%        46%*         50%
Average Commission





   Rate Paid^^            $0.0042     $0.0329           -           -           -           -

^  From January 1, 1993 to October 31, 1993.

<  The per share  information  for 1994 and 1993 was  computed  based on weighted average shares.

+  Distributions  in excess of net investment  income for the year ended October
   31, 1997 and 1996 aggregated less than $0.01 on a per share basis.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.

@ Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

~ Annualized

^^ The average  commission rate paid is the total brokerage  commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

Report of Independent Accountants


To the Board of Directors and Shareholders of INVESCO International Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO European Fund, INVESCO International Growth Fund and INVESCO Pacific Basin Fund (constituting INVESCO International Funds, Inc., hereafter referred to as the "Fund") at October 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.




Price Waterhouse LLP

Denver, Colorado
December 9, 1997

INVESCO FUNDS

INVESCO Distributors, Inc.(SM)
Distributor
Post Office Box 173706
Denver, Coloado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:

Cherry Creek,
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby level

This information must be
preceded or accompanied
by a current prospectus.